Goodwill (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Changes in goodwill
Goodwill at the beginning of period		¥ 11,793	¥ 11,294	¥ 11,436
Additions		30,319	543	152
Deconsolidation of a subsidiary		(4)		(137)
Impairment		(175)	(44)	(157)
Goodwill at the end of period	$ 6,764	41,933	11,793	¥ 11,294
Goodwill, Impaired, Accumulated Impairment Loss
Gross goodwill		44,928	14,613
Accumulated impairment losses of goodwill		¥ 2,995	¥ 2,820